Financial result (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial income
Short-term investments	$ 82	$ 121	$ 170	$ 250
Other	24	16	57	37
	106	137	227	287
Financial expenses
Loans and borrowings gross interest	(185)	(162)	(365)	(323)
Capitalized loans and borrowing costs	5	17	10	31
Interest on REFIS	(38)	(39)	(76)	(71)
Interest on lease liabilities	(15)	(16)	(30)	(32)
Bond premium repurchase	(22)	(113)	(22)	(113)
Other	(142)	(59)	(234)	(159)
	(397)	(372)	(717)	(667)
Other financial items, net
Participative shareholders' debentures	321	537	274	288
Financial guarantees		356		479
Derivative financial instruments, net	563	(270)	755	591
Foreign exchange and indexation gains (losses), net (i)	(750)	433	(1,226)	(399)
	134	1,056	(197)	959
Total	$ (157)	$ 821	$ (687)	$ 579